DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2014
DERIVATIVE FINANCIAL INSTRUMENTS [Abstract]
Schedule of Fair Value of Outstanding Derivative Instruments
		December 31,
	Balance sheet location	2014	2013
Assets:

Foreign exchange option contracts	Other current assets	$-	$8
Foreign exchange forward contracts	(liabilities)	(132)	41

Derivatives assets (Liabilities)		$(132)	$49

Schedule of Gains (Losses) Reclassified From Other Comprehensive Income (Loss) into Income (Expenses)
	Location in	Gains (losses) reclassified from other comprehensive income (loss) into income (expenses)
	statement	Year ended December 31,
	of operations	2014	2013	2012
Derivatives in cash flow hedging relationship

Foreign exchange option contracts	Cost of sales and operating expenses	$8	$35	$(11)
Foreign exchange forward contracts	Financial expense	4	29	(5)
Foreign exchange forward contracts	Cost of sales and operating expenses	(57)	107	(70)

		$(45)	$171	$(86